Property, Plant and Equipment (Tables)	12 Months Ended
Jul. 31, 2019
Property, plant and equipment [abstract]
Schedule of property, plant and equipment
	Balance at	Additions from			Balance at
		business
Cost	July 31, 2018	acquisitions	Additions	Adjustments	July 31, 2019
Land	$1,038	$4,301	$–	$–	$5,339
Buildings	32,536	18,855	11,365	88,078	150,834
Leasehold Improvements	206	–	421	–	627
Furniture and equipment	1,661	119	4,576	–	6,356
Cultivation and production equipment	4,031	9,913	28,085	–	42,029
Vehicles	151	–	880	–	1,031
Computers	659	529	1,793	–	2,981
Construction in progress	15,433	12,286	117,909	(88,078)	57,550
	$55,715	$46,003	$165,029	$–	$266,747

	Balance at	Additions from			Balance at
		business
Accumulated depreciation	July 31, 2018	acquisitions	Depreciation	Adjustments	July 31, 2019
Land	$–	$–	$–	$–	$–
Buildings	533	–	3,859	–	4,392
Leasehold Improvements	9	–	121	–	130
Furniture and equipment	527	–	585	(650)	462
Cultivation and production equipment	69	–	1,497	650	2,216
Vehicles	56	–	77	–	133
Computers	188	–	433	–	621
	$1,382	$–	$6,572	$–	$7,954

	Balance at	Additions from			Balance at
		business	Net Additions /
Net Carrying Value	July 31, 2018	acquisitions	(Deductions)	Adjustments	July 31, 2019
Land	$1,038	$4,301	$–	$–	$5,339
Buildings	32,003	18,855	7,506	88,078	146,442
Leasehold Improvements	197	–	300	–	497
Furniture and equipment	1,134	119	3,991	650	5,894
Cultivation and production equipment	3,962	9,913	26,588	(650)	39,813
Vehicles	95	–	803	–	898
Computers	471	529	1,360	–	2,360
Construction in progress	15,433	12,286	117,909	(88,078)	57,550
	$54,333	$46,003	$158,457	$–	$258,793

	Balance at			Balance at
Cost	July 31, 2017	Additions	Adjustments	July 31, 2018
Land	$358	$680	$–	$1,038
Buildings	3,745	3,930	24,861	32,536
Leasehold Improvements	–	206	–	206
Furniture and equipment	900	1,233	(472)	1,661
Cultivation and production equipment	380	3,165	486	4,031
Vehicles	114	33	4	151
Computers	234	425	–	659
Construction in progress	605	39,707	(24,879)	15,433
	$6,336	$49,379	$–	$55,715

	Balance at			Balance at
Accumulated depreciation	July 31, 2017	Depreciation	Adjustments	July 31, 2018
Land	$–	$–	$–	$–
Buildings	194	339	–	533
Leasehold Improvements	–	9	–	9
Furniture and equipment	165	195	167	527
Cultivation and production equipment	23	213	(167)	69
Vehicles	26	30	–	56
Computers	78	110	–	188
	$486	$896	$–	$1,382

	Balance at	Net Additions /		Balance at
Net Carrying Value			Adjustments
	July 31, 2017	(Deductions)		July 31, 2018
Land	$358	$680	$–	$1,038
Buildings	3,551	3,591	24,861	32,003
Leasehold Improvements	–	197	–	197
Furniture and equipment	735	1,038	(639)	1,134
Cultivation and production equipment	357	2,952	653	3,962
Vehicles	88	3	4	95
Computers	156	315	–	471
Construction in progress	605	39,707	(24,879)	15,433
	$5,850	$48,483	$–	$54,333